SHARE CAPITAL - Summary of Options Outstanding (Detail)	3 Months Ended	6 Months Ended
	Jun. 30, 2021 shares $ / shares	Jun. 30, 2021 shares $ / shares
Restricted stock [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options, Balance at January 1, 2021 | shares	1,527,860
Number of Stock Options, Granted | shares	387,121	1,914,981
Number of Stock Options, Balance at June 30, 2021 | shares	1,914,981	1,914,981
Weighted Average Exercise Price, Balance at January 1, 2021 | $ / shares	$ 2.34
Weighted Average Exercise Price, Granted | $ / shares	1.87	2.24
Weighted Average Exercise Price, Balance at June 30, 2021 | $ / shares	$ 2.24	$ 2.24
Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options, Balance at January 1, 2021 | shares	4,685,021	2,923,770
Number of Stock Options, Granted | shares	821,124	2,622,386
Number of Stock Options, Exercised | shares		(19,568)
Number of Stock Options, Expired | shares		(9,810)
Number of Stock Options, Cancelled/ forfeited | shares	(110,000)	(120,633)
Number of Stock Options, Balance at June 30, 2021 | shares	5,396,145	5,396,145
Weighted Average Exercise Price, Balance at January 1, 2021 | $ / shares	$ 1.94	$ 1.77
Weighted Average Exercise Price, Granted | $ / shares	1.87	2.10
Weighted Average Exercise Price, Exercised | $ / shares		0.73
Weighted Average Exercise Price, Expired | $ / shares		3.66
Weighted Average Exercise Price, Cancelled/ forfeited | $ / shares	1.31	1.44
Weighted Average Exercise Price, Balance at June 30, 2021 | $ / shares	$ 1.94	$ 1.94